BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
The following table sets forth the computation of basic and diluted net earnings (loss) per share:
Numerator for basic net earnings (loss) per share - net income (loss) available to shareholders	$ (187)		$ 3,843	$ 2,350
Interest expenses subject to convertible debentures				4
Net income (loss) used for the computation of diluted net earnings (loss) per share	$ (187)		$ 3,843	$ 2,354
Weighted average Ordinary shares outstanding	11,718,960		11,403,596	10,207,111
Effect of dilutive securities:
Employees stock options		[1]	774,914	206,030
Warrants		[1]	138,992	3,106
Convertible debentures				684,407
Total effect of dilutive securities			913,906	893,543
Diluted weighted average Ordinary shares outstanding	11,718,960		12,317,502	11,100,654
Basic net earnings (loss) per share	$ (0.02)		$ 0.34	$ 0.23
Diluted net earnings (loss) per share	$ (0.02)		$ 0.31	$ 0.21

[1]	Anti-dilutive.